PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,755	$ 1,914	$ 2,822